CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details Narrative) - Condensed [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CondensedFinancialInformationOfCompanyLineItems [Line Items]
Restricted capital and reserves | ¥		¥ 13,780
Dividend Payables | ¥
USD [Member]
CondensedFinancialInformationOfCompanyLineItems [Line Items]
Restricted capital and reserves | $	$ 2,000
Dividend Payables | $